UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22085

Tortoise Total Return Fund, LLC
(Exact name of registrant as specified in charter)

10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)

David J. Schulte
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2007

Item 1. Report to Stockholders.

Tortoise Total Return Fund, LLC

2007 2nd Quarter Report

June 30, 2007

Tortoise Total Return Fund, LLC
SCHEDULE OF INVESTMENTS (Unaudited)
	June 30, 2007
	Shares	Value
Short-Term Investments - 100.0% (1)
Commercial Paper - 91.7% (1)
U.S. Bank, N.A., 5.1%, 07/02/07	18,500,000	$18,497,379

United States Investment Companies - 8.3% (1)
AIM Short-Term Prime Money Market Fund - Institutional Class	842,863	842,863
Evergreen Institutional Money Market Fund	835,000	835,000
Total Short-Term Investments - 100.0% (1) (Cost $20,175,242)		20,175,242
Liabilities in Excess of Cash and Other Assets - (0.0%) (1)		(3,023)
Total Net Assets Applicable to Members - 100.0% (1)		$20,172,219

(1) Calculated as a percentage of net assets applicable to members.

See Accompanying Notes to the Financial Statements.

Tortoise Total Return Fund, LLC
STATEMENT OF ASSETS & LIABILITIES (Unaudited)

June 30, 2007
Assets
Investments at value, non-affiliated (cost $20,175,242)	$20,175,242
Receivable for Adviser reimbursement	22,701
Interest and dividends receivable	484
Other assets	92,755
Total assets	20,291,182

Liabilities
Payable to Adviser	12
Accrued offering costs	93,266
Accrued organization costs	22,701
Accrued expenses and other liabilities	2,984
Total liabilities	118,963

Net assets applicable to members	$20,172,219

Net Assets Applicable to Members Consist of:
Units, no par value; 20,170 units issued and outstanding
(20,170 units authorized)	$20,170,000
Accumulated net investment income	2,219
Net assets applicable to members	$20,172,219

Net Asset Value per unit outstanding (net assets applicable
to members, divided by total units outstanding)	$1,000.11

See Accompanying Notes to the Financial Statements.

Tortoise Total Return Fund, LLC
STATEMENT OF OPERATIONS (Unaudited)

Period from June 29, 2007 (1) through June 30, 2007
Investment Income
Interest income	$5,242
Dividends from money market mutual funds	484
Total Investment Income	5,726

Expenses
Advisory fees	12
Professional fees	1,507
Administrator fees	685
Directors' fees	356
Amortization of offering costs	511
Registration fees	137
Reports to stockholders	82
Custodian fees and expenses	4
Other expenses	213
Total Expenses	$3,507
Net Investment Income	$2,219

Net Increase in Net Assets Applicable to Members
Resulting from Operations	$2,219

(1) Commencement of Operations.

See Accompanying Notes to the Financial Statements.

Tortoise Total Return Fund, LLC
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Period from June 29, 2007 (1) through June 30, 2007

Operations
Net investment income	$2,219
Net increase in net assets applicable to members resulting from operations	2,219
Capital Transactions
Proceeds from offering of 20,000 units	20,000,000
Net increase in net assets, applicable to members, from capital transactions	20,000,000
Total increase in net assets applicable to members	20,002,219
Net Assets
Beginning of period	170,000
End of period	$20,172,219
Accumulated net investment income, at the end of period	$2,219

(1) Commencement of Operations.

See Accompanying Notes to the Financial Statements.

Tortoise Total Return Fund, LLC
FINANCIAL HIGHLIGHTS (Unaudited)
Period from June 29, 2007 (1) through June 30, 2007

Per Common Unit Data (2)
Initial offering price	$1,000

Income (loss) from Investment Operations:
Net investment income	0.11
Total increase from investment operations	0.11
Net Asset Value, end of period	$ 1,000.11
Per unit market value, end of period	N/A
Total Investment Return (3)	0%

Supplemental Data and Ratios
Net assets applicable to members, end of period (000's)	$ 20,172
Ratio of expenses to average net assets	5.40%
Ratio of net investment income to average net assets	4.92%
Portfolio turnover rate (4)	0%

(1) Commencement of Operations.
(2) Information presented relates to a unit outstanding for the entire period.
(3) Not annualized for periods less than a year. Total investment return is calculated assuming a unit purchase at the initial offering price and a sale at net asset value, end of period.
(4) Annualized for periods less than one full year.

See Accompanying Notes to the Financial Statements.

TORTOISE TOTAL RETURN FUND, LLC
Notes to Financial Statements
June 30, 2007

1.	Organization

Tortoise Total Return Fund, LLC (the "Company"), organized as a Delaware limited liability company on May 17, 2007, was created to provide an efficient vehicle for institutions to gain exposure to the energy infrastructure sector, primarily publicly traded master limited partnerships (MLPs) and their affiliates.  The Company is a non-diversified closed-end management investment company under the Investment Company Act of 1940.  The Company intends to be treated as a partnership for federal income tax purposes.  The business and affairs of the Company are managed by the Board of Directors, a majority of which are not interested persons of the Advisor or its affiliates.

2.	Significant Accounting Policies

A. Use of Estimates– The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

B. Investment Valuation– The Company intends to own securities that are listed on a securities exchange. The Company will value those securities at their last sale price on that exchange on the valuation date.  If the security is listed on more than one exchange, the Company will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or NASDAQ on such day, the security will be valued at the mean between bid and ask price on such day.  If events occur that will affect the value of the Company’s portfolio securities before the net asset value has been calculated (a “significant event”), the portfolio securities so affected will generally be priced using a fair value procedure.

The Company also intends to invest in restricted securities.  Restricted securities are subject to statutory or contractual restrictions on their public resale, which may make it more difficult to obtain a valuation and may limit the Company’s ability to dispose of them. Investments in restricted securities and other securities for which market quotations are not readily available will be valued in good faith by using fair value procedures approved by the Board of Directors.   Such fair value procedures consider factors such as securities with similar yields, quality, type of issue, coupon, and rating.

The Company generally values short-term debt securities at prices based on market quotations for such securities, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost, which approximates market value.

C. Security Transactions and Investment Income– Security transactions are accounted for on the date the securities are purchased or sold (trade date).  Realized gains and losses are reported on an identified cost basis.  Interest income, if any, is recognized on the accrual basis, including amortization of premiums and accretion of discounts.  Dividend and distribution income is recorded on the ex-dividend date.

Distributions received from investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income, capital gains and return of capital from the MLP.  Investment income and return of capital is recorded based on estimates made at the time such distributions are received.  Such estimates are based on historical information available from each MLP and other industry sources.  These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year-end of the Company.

D. Distributions to Members– Initially, the Company does not intend to make regular distributions to its members.  Rather, the Company intends to reinvest any amounts received as cash or paid-in-kind distributions from its equity investments and interest payments on debt securities in accordance with its investment objective.  The Board of Directors has the ability to change this policy and may decide to pay distributions depending on market conditions.

E.  Capital Accounts and Allocation of Income, Loss and Credits – The Company maintains a separate capital account for each member.  In general, the capital account of each member is increased by the amount of money contributed by the member to purchase units and by any income and gain allocated to the member.  The capital account of each member is reduced by any amounts of money distributed to the member and by any loss allocated to the member.  We generally allocate income, loss and credits to each member in accordance with its percentage interest.  If applicable, allocations for federal income tax generally are made to the members so as to reflect equitably the amounts credited or debited to each member's capital account for the current and prior fiscal years.  Any realized taxable gain or loss resulting from the sale of securities to fund a unit repurchase, is allocated first to the members that redeemed all or a portion of their interest.

F.  Unit Issuances and Redemptions - The number of units issued is determined by dividing the total contribution made by the member by the net asset value (“NAV”) per unit as determined at any time within two business days prior to the closing of such issuance in accordance with Section 23(b) of the 1940 Act.  At the discretion of the Board of Directors, liquidity may be provided to members through a tender offer process that could occur as often as quarterly or semi-annually, subject to investment liquidity, the number of members of the Company and other factors.  Units will be repurchased at a price equal to the NAV per unit as of the close of the business day on the valuation date.  Repurchases of units from members may be paid, in the discretion of the Board of Directors, in cash, or by the distribution of securities in-kind, or partly in cash and partly in-kind.  The Company generally does not expect to distribute securities in-kind except in the unlikely event that making a cash payment would result in a material adverse effect on the Company or its members not tendering units for repurchase.  Any in-kind distribution of securities will be valued at fair value in accordance with the terms of the Company’s Operating Agreement and will be distributed to all tendering members on a proportional basis.

G. Federal, State and Local Taxation– The Company intends to be treated as a partnership for federal income tax purposes, but it has not and will not request a ruling from the Internal Revenue Service (“Service”) that it will be so classified, nor has it sought an opinion from legal counsel that it is more likely than not to be treated as a partnership.  If treated as a partnership for federal income tax purposes, the Company will not be subject to federal income tax.  Instead, each investor will be required to report on its federal income tax returns its allocable share of the Company’s ordinary income or loss, capital gain or loss, credits, tax preferences and other tax items for each tax year of the Company ending within or with such investor’s tax year, however, possibly subject to various limitations on the use of losses and deductions.  In addition to federal income tax consequences, the Company may be subject to various state and local taxes and may be required to withhold amounts from investor distributions for purposes of satisfying state and local tax obligations, and investors may have state and local tax consequences with respect to their investment.  Since the MLPs in which the company invests will likely operate in several states, an investor may have state and local tax reporting in any state in which these MLPs operate.

H. Organization Expenses and Offering Costs - The Company is responsible for paying all organizational expenses (subject to the Expense Reimbursement Agreement with Tortoise Capital Advisors, LLC as described in “Agreements” below) and such costs are expensed as incurred. As of June 30, 2007, no such amounts were due and payable to the Adviser under the Expense Reimbursement Agreement.  Offering costs amounting to $93,266 are capitalized and amortized as an expense on a straight-line basis over twelve months from the commencement of operations.

I. Indemnifications - Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business, the Company may enter into contracts that provide general indemnification to other parties. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred, and may not occur. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

J. Recent Accounting Pronouncements–In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. SFAS No. 157 is effective for the Company in the year beginning December 1, 2007. The changes to current U.S. generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. The Company has recently begun to evaluate the application of the statement, and is not in a position at this time to evaluate the significance of its impact, if any, on the Company’s financial statements.

3.	Concentration of Risk

The Company’s investment objective is to provide members with a high level of long-term total return.  The Company will invest at least 80 percent of total assets (including assets obtained through anticipated leverage) in securities of companies in the energy infrastructure sector. The Company may invest up to 100 percent of total assets in restricted securities purchased directly from issuers.

4.	Agreements

The Company has entered into an Investment Advisory Agreement with Tortoise Capital Advisors, LLC (the "Adviser"). Under the terms of the agreement, the Company will pay the Adviser a fee equal to an annual rate of 1.30 percent of the Company's average monthly total assets (including any assets attributable to leverage) minus the sum of accrued liabilities (other than debt entered into for purposes of leverage and the aggregate liquidation preference of outstanding preferred shares) ("Managed Assets"), in exchange for the investment advisory services provided.  The management fee will be paid quarterly within five days after the end of each calendar quarter.

Additionally, the Company has entered into an Expense Reimbursement Agreement with the Adviser.  Under the terms of the agreement, the Adviser shall bear all of the organizational expenses (“Covered Expenses”) of the Company incurred prior to its commencement of operations (“Commencement”), subject to the Company’s obligation to reimburse the Adviser for such expenses as follows:  (1) in an amount equal to twenty-five percent of Covered Expenses incurred or paid by the Adviser upon the earlier of six months from Commencement or the first closing date that the aggregate subscriptions with respect to the Company (exclusive of seed capital investments) equal or exceed $50,000,000; (2) in an amount equal to twenty-five percent of Covered Expenses incurred or paid by the Adviser upon the earlier of twelve months from Commencement or the first closing date that such subscriptions equal or exceed $100,000,000; (3) in an amount equal to twenty-five percent of Covered Expenses incurred or paid by the Adviser upon the earlier of eighteen months from Commencement or the first closing date that such subscriptions equal or exceed $150,000,000; and (4) in an amount equal to twenty-five percent of Covered Expenses incurred or paid by the Adviser upon the earlier of twenty-four months from Commencement or the first closing date that such subscriptions equal or exceed $200,000,000; provided that Covered Expenses reimbursed shall not exceed one percent of the aggregate subscription proceeds received by the Company as of the applicable reimbursement date.  Any Covered Expenses in excess of such one percent limit as of a particular reimbursement date shall be reimbursed at the next successive reimbursement date during the term of the agreement, at which the aggregate amount of Covered Expenses payable on such date does not exceed one percent of the amount of aggregate subscriptions received as of such reimbursement date.  The Expense Reimbursement Agreement terminates upon the earlier of two years from the Commencement or the date on which the Adviser has been reimbursed for all Covered Expenses.  Following Commencement, the Company will record a reimbursement due to the Adviser when subscriptions occur and in an amount related to the level of subscriptions received, so described above.  Any Covered Expenses not reimbursed after two years from Commencement will not be reimbursed to the Adviser.

As of June 30, 2007, the Adviser owes the Company $22,701 for costs incurred in connection with the Company’s organizational expenses in accordance with the Expense Reimbursement Agreement.

SEI Global Services, Inc. serves as the Company's administrator.  The Company pays the administrator a monthly fee computed at an annual rate of 0.10 percent of the first $250 million of the Company's Managed Assets, 0.08 percent on the next $250 million of Managed Assets and 0.04 percent on the balance of the Company's Managed Assets, subject to a minimum annual fee of $125,000.

U.S. Bank, N.A. serves as the Company's custodian. The Company pays the custodian a monthly fee computed at an annual rate of 0.004 percent of the Company’s portfolio assets.

5.	Investment Transactions

For the period from June 29, 2007 (Commencement of Operations) to June 30, 2007, the Company did not purchase or sell any securities (excluding short-term or government securities).

6.	Units

The Company has 20,170 units authorized and 20,170 units outstanding at June 30, 2007.

Additional Information (Unaudited)

Director and Officer Compensation
The Company does not compensate any of its directors who are interested persons nor any of its officers.  For the period ended June 30, 2007, the aggregate compensation paid by the Company to the independent directors was $5,000.  The Company did not pay any special compensation to any of its directors or officers.

Forward-Looking Statements
This report contains “forward-looking statements” within the meaning of the Securities Act of 1933. By their nature, all forward-looking statements involve risks and uncertainties, and actual results could differ materially from those contemplated by the forward-looking statements.

Proxy Voting Policies
A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities owned by the Company and information regarding how the Company voted proxies relating to the portfolio of securities during the period ended June 30, 2007 are available to stockholders (i) without charge, upon request by calling the Company at (913) 981-1020 or toll-free at (866) 362-9331 and (ii) on the SEC’s Web site at www.sec.gov.

Form N-Q
The Company files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Company’s Form N-Q and statement of additional information are available without charge upon request by calling the Company at (866) 362-9331 or by visiting the SEC’s Web site at www.sec.gov.  In addition, you may review and copy the Company’s Form N-Q at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Statement of Additional Information
The Statement of Additional Information (“SAI”) includes additional information about the fund directors and is available upon request without charge by calling the Company at (866) 362-9331.

Certification
The Company is filingwith the SEC, as an exhibit to the Form N-CSR for the period ending June 30, 2007, the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Privacy Policy
In order to conduct its business, the Company collects and maintains certain nonpublic personal information about its unit holders of record with respect to their transactions in shares of the Company’s securities.  This information includes the unit holder’s address, tax identification or Social Security number, unit balances, and dividend elections.

We do not disclose any nonpublic personal information about you, the Company’s other unit holders or the Company’s former unit holders to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law.

To protect your personal information internally, we restrict access to nonpublic personal information about the Company’s unit holders to those employees who need to know that information to provide services to our unit holders.  We also maintain certain other safeguards to protect your nonpublic personal information.

Approval of the Investment Advisory Agreement
The Board of Directors, including a majority of the Directors who are not “interested persons” of the Company as defined in the Investment Company Act of 1940, as amended (“Independent Directors”), reviewed and approved the investment advisory agreement on May 23, 2007.  In addition, the investment advisory agreement was approved by the Company’s Unit holders on June 6, 2007.

In considering the approval of the investment advisory agreement, the Board of Directors evaluated information provided by the Adviser and their legal counsel and considered various factors, including the factors discussed below. The Independent Directors did not identify any single factor as being all-important or controlling, and each Independent Director may have attributed different levels of importance to different factors.

Factors Considered

•           Services. The Board reviewed the nature, extent and quality of the investment advisory and administrative services proposed to be provided to the Company by the Adviser and found them sufficient to encompass the range of services necessary for the Company’s operation.

•           Comparison of Management Fee to Other Firms. The Board reviewed and considered, to the extent publicly available, the management fee arrangements of companies with similar business models.

•           Experience of Management Team and Personnel. The Board considered the extensive experience of the members of the Adviser’s investment committee with respect to the specific types of investments the Company proposes to make and their past experience with similar kinds of investments. The Board discussed numerous aspects of the Company’s investment strategy with members of the Adviser’s investment committee and also considered the potential flow of investment opportunities resulting from the numerous relationships of the Adviser’s investment committee and investment professionals within the investment community.

•           Provisions of Investment Advisory Agreement. The Board considered the extent to which the provisions of the investment advisory agreement (other than the fee structure which is discussed above) were comparable to the investment advisory agreements of companies with similar business models, including peer group companies, and concluded that its terms were satisfactory and in line with market norms. In addition, the Board concluded that the services to be provided under the investment advisory agreement were reasonably necessary for the Company’s operations, the services to be provided were at least equal to the nature and quality of those provided by others, and the payment terms were fair and reasonable in light of usual and customary charges.

•           Payment of Expenses. The Board considered the manner in which the Adviser would be reimbursed for its expenses at cost and the other expenses for which it would be reimbursed under the investment advisory agreement. The Board discussed how this structure was comparable to that of companies with similar business models.

The Directors did not, with respect to their deliberations concerning their approval of the investment advisory agreement, consider the benefits the Adviser may derive for relationships the Adviser may have with brokers through soft dollar arrangements because the Adviser does not employ any such arrangements in rendering its advisory services to the Company.

Conclusions of the Directors

Based on the information reviewed and the discussions among the members of the Board, the Board, including all of the Independent Directors, approved the investment advisory agreement and concluded that the management fee to be paid to the Adviser was reasonable in relation to the services to be provided.

Item 2. Code of Ethics.

The Registrant's code of ethics that applies to its Chief Executive Officer and Chief Financial Officer is available upon request without charge by calling the Registrant toll-free at (866) 362-9331.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to unit holders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Unless otherwise indicated, information is presented as of June 30, 2007.

Portfolio Managers

Management of the Registrant’s portfolio is the responsibility of a team of portfolio managers consisting of H. Kevin Birzer, Zachary A. Hamel, Kenneth P. Malvey, Terry C. Matlack and David J. Schulte, all of whom are Managers of the Adviser, comprise the investment committee of the Adviser and share responsibility for such investment management. All decisions to invest in a portfolio company must be approved by the unanimous decision of the Adviser’s investment committee and any one member of the Adviser’s investment committee can require the Advisor to sell a security or can veto the investment committee’s decision to invest in a security.  Biographical information about each member of the Adviser’s investment committee as of the date of this filing is set forth below.

Name	Positions(s) Held With Registrant and Length of Time Served	Principal Occupation During Past Five Years
H. Kevin Birzer	Director and Chairman of the Board since June 2007
Managing Director of the Adviser since 2002; Partner, Fountain Capital Management, L.L.C. (“Fountain Capital”), a registered investment advisor (1990 – present). Formerly, Vice President, Corporate Finance Department, Drexel Burnham Lambert (1986-1989); and Vice President, F. Martin Koenig & Co. (1983- 1986).

Zachary A. Hamel	Senior Vice President since June 2007	Managing Director of the Adviser since 2002; Partner, Fountain Capital (1997-present).
Kenneth P. Malvey	Senior Vice President and Treasurer since June 2007
Managing Director of the Adviser since 2002; Partner, Fountain Capital (2002-present).  Formerly, Investment Risk Manager and member of the Global Office of Investments, GE Capital’s Employers Reinsurance Corporation (1996 - 2002).

Terry C. Matlack	Chief Financial Officer and Assistant Treasurer since June 2007
Managing Director of the Adviser since 2002;  full-time Managing Director, Kansas City Equity Partners LC (“KCEP”), a private equity firm (2001- 2002). Formerly, President, GreenStreet Capital (1995 - 2001).

David J. Schulte	President and Chief Executive Officer since June 2007	Managing Director of the Adviser since 2002; full-time Managing Director, KCEP (1993-2002).

Messrs. Birzer and Matlack also serve as directors of Tortoise Energy Infrastructure Corporation (“TYG”), Tortoise North American Energy Corporation (“TYN”), Tortoise Energy Capital Corporation (“TYY”), and Tortoise Gas and Oil Corporation (“TGOC”), registered closed-end management investment companies, as well as Tortoise Capital Resources Corporation (“TTO”), a closed-end management investment company that has elected to be regulated as a business development company.  Messrs. Matlack, Schulte, Hamel and Malvey also serve as officers of TYG, TYN, TYY, TTO and TGOC.  The Adviser also serves as the investment adviser to TYG, TYN, TYY, TTO and TGOC.

The following table provides information about the other accounts managed on a day-to-day basis by each of the portfolio managers as of June 30, 2007:

			# of Accounts Paying	Total Assets of Accounts
Name of Manager:	# of Accounts	Total Assets of Accounts	a Performance Fee	Paying Performance Fee

H. Kevin Birzer
Registered investment companies	3	$2,590,447,655	0	$-
Other pooled investment vehicles	5	$255,021,147	1	$132,541,782
Other accounts	196	$2,086,759,305	0	$-
Zachary A. Hamel
Registered investment companies	3	$2,590,447,655	0	$-
Other pooled investment vehicles	5	$255,021,147	1	$132,541,782
Other accounts	196	$2,086,759,305	0	$-
Kenneth P. Malvey
Registered investment companies	3	$2,590,447,655	0	$-
Other pooled investment vehicles	5	$255,021,147	1	$132,541,782
Other accounts	196	$2,086,759,305	0	$-
Terry C. Matlack
Registered investment companies	3	$2,590,447,655	0	$-
Other pooled investment vehicles	1	$132,541,782	1	$132,541,782
Other accounts	176	$248,548,648	0	$-
David J. Schulte
Registered investment companies	3	$2,590,447,655	0	$-
Other pooled investment vehicles	1	$132,541,782	1	$132,541,782
Other accounts	176	$248,548,648	0	$-

Material Conflicts of Interest

Conflicts of interest may arise from the fact that the Adviser and its affiliates carry on substantial investment activities for other clients, in which the Registrant has no interest. The Adviser or its affiliates may have financial incentives to favor certain of these accounts over the Registrant. Any of their proprietary accounts or other customer accounts may compete with the Registrant for specific trades. The Adviser or its affiliates may give advice and recommend securities to, or buy or sell securities for, other accounts and customers, which advice or securities recommended may differ from advice given to, or securities recommended or bought or sold for, the Registrant, even though their investment objectives may be the same as, or similar to, the Registrant’s objectives. The Adviser may also have an incentive to make investments in one fund, having the effect of increasing the value of a security in the same issuer held by another fund, which in turn may result in an incentive fee being paid to the Adviser by that other fund.  The Adviser has written allocation policies and procedures that it will follow in addressing any conflicts.  When two or more clients advised by the Adviser or its affiliates seek to purchase or sell the same publicly traded securities, the securities actually purchased or sold will be allocated among the clients on a good faith equitable basis by the Adviser in its discretion and in accordance with each client’s investment objectives and the Adviser’s procedures. In some cases, this system may adversely affect the price or size of the position the Registrant may obtain or sell. In other cases, the Registrant’s ability to participate in volume transactions may produce better execution for it.

The Registrant, TYG, TYN, TYY, TTO and TGOC have the same investment adviser, rely on some of the same personnel and will use the same portfolio managers. To the extent certain energy infrastructure company securities meet the Registrant’s investment objective and the objectives of other investment companies or accounts managed by the Adviser, the Registrant may compete with such companies or accounts for the same investment opportunities.

Situations may occur when the Registrant could be disadvantaged because of the investment activities conducted by the Adviser and its affiliates for their other accounts. Such situations may be based on, among other things, the following: (1) legal or internal restrictions on the combined size of positions that may be taken for the Registrant or the other accounts, thereby limiting the size of the Registrant’s or the other accounts’ position; (2) the difficulty of liquidating an investment for the Registrant or the other accounts where the market cannot absorb the sale of the combined position; or (3) limits on co-investing in private placement securities under the Investment Company Act of 1940. The Registrant’s investment opportunities may be limited by affiliations of the Adviser or its affiliates with energy infrastructure companies.

Under the Investment Company Act of 1940, the Registrant and its affiliated companies are generally precluded from co-investing in negotiated private placements of securities. Except as permitted by law, the Adviser will not co-invest its other clients’ assets in negotiated private transactions in which the Registrant invests. To the extent the Registrant is precluded from co-investing, the Adviser will allocate private investment opportunities among its clients, including but not limited to the Registrant and its affiliated companies, based on allocation policies that take into account several suitability factors, including the size of the investment opportunity, the amount each client has available for investment and the client’s investment objectives. These allocation policies may result in the allocation of investment opportunities to an affiliated company rather than to the Registrant.

Compensation

None of Messrs. Birzer, Hamel, Malvey, Matlack or Schulte receives any direct compensation from the Registrant or any other of the managed accounts reflected in the table above. All such accounts are managed by the Adviser or Fountain Capital. Messrs. Birzer, Hamel, Malvey, Matlack and Schulte are full-time employees of the Adviser and receive a fixed salary for the services they provide. Each of Messrs. Birzer, Hamel, Malvey, Matlack and Schulte own an equity interest in either KCEP or Fountain Capital, the two entities that control the Adviser, and each thus benefits from increases in the net income of the Adviser.

Securities Owned in the Registrant by Portfolio Managers

The following table provides information about the dollar range of equity securities in the registrant beneficially owned by each of the portfolio managers as of June 30, 2007:
Portfolio Manager	Aggregate Dollar Range of Holdings in the Registrant
H. Kevin Birzer	$10,001-$50,000
Zachary A. Hamel	None
Kenneth P. Malvey	None
Terry C. Matlack	$10,001-$50,000
David J. Schulte	$0-$10,000

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing of an exhibit.  Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  None.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Total Return Fund, LLC

Date: August 31, 2007	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Tortoise Total Return Fund, LLC

Date: August 31, 2007	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Tortoise Total Return Fund, LLC

Date: August 31, 2007	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer